Northwestern Mutual Series Fund, Inc.

Supplement Dated June 5, 2015 to the

Prospectus Dated May 1, 2015, as supplemented on May 22, 2015

The following information supplements the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2015, as supplemented on May 22, 2015 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Updates to Focused Appreciation and International Growth Portfolios

In connection with the replacement of Janus Capital Management LLC by Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as sub-adviser to the Fund’s Focused Appreciation Portfolio and Pyramis Global Advisors, LLC (“Pyramis”) as sub-adviser to the Fund’s International Growth Portfolio effective on or about July 31, 2015, certain sections of the Prospectus shall be amended as noted below. The Portfolios may experience increased portfolio turnover over the short term in connection with the transition to the new sub-advisers. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective July 31, 2015:

Focused Appreciation Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Focused Appreciation Portfolio is amended to read as follows:

“The Portfolio invests primarily in the equity securities of companies selected for their growth potential. The Portfolio focuses on equity securities of large capitalization companies, but may invest in companies of any size. For this purpose, large capitalization companies are those with a market capitalization in excess of $5 billion at the time of purchase. The Portfolio normally invests across a wide range of sectors and industries.

The adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The adviser aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The intrinsic value of a company is the discounted net present value of future cash flows.

The Portfolio invests primarily in a core group of 30-40 securities, but may exceed this range. The Portfolio invests primarily in common stocks. The Portfolio may invest up to 20% of its assets in foreign securities, including depositary receipts and emerging market securities.

The Portfolio may sell an investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.”

The “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended by deleting the last sentence of the “Active Management Risk” factor, deleting the “Special Situations Risk” factor, and adding the following language as the last sentence of the “Foreign Investing Risk” factor:

“Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

In addition, the following risk factor is added to the “PRINCIPAL RISKS” section of the Summary for the Portfolio:

“¡ Liquidity Risk – Certain of the Portfolio’s investments, such as small cap stocks and foreign securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Loomis, Sayles & Company, L.P. (Loomis Sayles)

Portfolio Manager: Aziz V. Hamzaogullari, CFA, Vice President of Loomis Sayles, joined Loomis Sayles in 2010 and began managing the Portfolio in 2015.”

International Growth Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the International Growth Portfolio is amended to read as follows:

“Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States. The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The adviser normally invests the Portfolio’s assets primarily in foreign common stocks and depositary receipts. While the adviser normally allocates the Portfolio’s assets across different countries and regions, the Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio invests primarily in large capitalization companies, but may invest in companies of any size. Although the Portfolio primarily invests its assets in issuers located outside the U.S., it also invests in U.S. issuers.

The adviser invests the Portfolio’s assets in companies it believes have high barriers to entry, structural growth drivers and above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks. In buying and selling securities for the Portfolio, the adviser relies on fundamental analysis, which involves a “bottom up” assessment of a company’s potential for success in light of factors such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Portfolio may reduce or sell its position in a particular holding when the adviser believes a stock is fully valued, barriers to entry erode, structural growth thesis no longer holds true, industry dynamics shift, or due to portfolio construction considerations.”

The “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to delete the last sentence of the “Equity Securities Risk” factor and add the following language as the last sentence of the “Foreign Investing Risk” factor:

“Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

In addition, the “Geographic Concentration Risk” factor in the “PRINCIPAL RISKS” section of the Summary for the Portfolio is revised as follows:

“¡ Geographic Concentration Risk – To the extent a relatively large percentage of the Portfolio’s assets are invested in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance could be more volatile than that of a more geographically diversified fund, and the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Pyramis Global Advisors, LLC (Pyramis)

Portfolio Manager: Jed Weiss, Portfolio Manager, began managing the Portfolio in 2015.”

Also, in connection with the appointment of Pyramis as sub-adviser for the Portfolio, the primary index for the Portfolio is changing from the MSCI® All Country World (ex-US) Growth Index (Gross) to the MSCI EAFE® (Europe-Australasia-Far East) Growth Index (Gross), effective July 31, 2015.

More About Investment Strategies and Risks

Reference to the Focused Appreciation Portfolio in the paragraph entitled “Special Situations” under the “More About Principal Investment Strategies and Risks” sub-section of the section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS” is hereby deleted.

The Investment Adviser and Sub-Advisers

The following text replaces the information about Janus Capital Management LLC set forth under the “The Sub-Advisers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111, serves as sub-adviser to the Focused Appreciation Portfolio. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. Natixis US has 13 principal subsidiary or affiliated asset management firms that collectively had over $464.6 billion in assets under management as of December 31, 2014. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $230.2 billion in assets under management as of December 31, 2014.”

“Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, Rhode Island, 02917, serves as sub-adviser to the International Growth Portfolio. Pyramis and its Pyramis® Group affiliates provide investment management services to institutional investors worldwide. Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC.”

The following text replaces the information set forth under the “Focused Appreciation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Aziz V. Hamzaogullari, CFA, Vice President of Loomis Sayles, has managed the Portfolio since August 2015. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investment Management Company, LLC where he spent nearly a decade. Mr. Hamzaogullari joined Evergreen Investments in 2001 and was promoted to director of research in 2003. From 2006 to 2010, he was Managing Director and Senior Portfolio Manager at Evergreen Investments. He was head of Evergreen Investments’ Berkeley Street Growth Equity team and was the founder of the research and investment process. He also previously held the positions of Senior Analyst, Portfolio Manager and Director of Fundamental Equity Research. He holds the designation of Chartered Financial Analyst and has over 21 years of investment experience.”

The following text replaces the information set forth under the “International Growth Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Jed Weiss, Portfolio Manager, began managing the International Growth Portfolio in 2015. Mr. Weiss has worked as a research analyst and portfolio manager at FMR Co., Inc. (an affiliate of Pyramis Global Advisors, LLC) since 1997.”

Portfolio Manager Title Update for Mid Cap Value Portfolio

The Prospectus is updated to reflect that Michael Liss, co-portfolio manager to the Mid Cap Value Portfolio, serves as Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., the sub-adviser for the Portfolio. Accordingly, the information relating to Mr. Liss set forth under the “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is revised as follows:

“Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2004 and began managing the Portfolio in 2009.”

The information relating to Mr. Liss set forth under the “Mid Cap Value Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” is revised as follows:

“Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, joined American Century Investments in 1998 and became a portfolio manager in 2004.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Focused Appreciation Portfolio

Supplement Dated June 5, 2015

to the

Summary Prospectus for the Focused Appreciation Portfolio Dated May 1, 2015

The following information supplements the Summary Prospectus for the Focused Appreciation Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2015 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Sub-Adviser Change

On or about July 31, 2015, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will replace Janus Capital Management LLC as the sub-adviser for the Fund’s Focused Appreciation Portfolio. Loomis Sayles will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on May 13, 2015. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective July 31, 2015, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“The Portfolio invests primarily in the equity securities of companies selected for their growth potential. The Portfolio focuses on equity securities of large capitalization companies, but may invest in companies of any size. For this purpose, large capitalization companies are those with a market capitalization in excess of $5 billion at the time of purchase. The Portfolio normally invests across a wide range of sectors and industries.

The adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The adviser aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The intrinsic value of a company is the discounted net present value of future cash flows.

The Portfolio invests primarily in a core group of 30-40 securities, but may exceed this range. The Portfolio invests primarily in common stocks. The Portfolio may invest up to

20% of its assets in foreign securities, including depositary receipts and emerging market securities.

The Portfolio may sell an investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.”

The “PRINCIPAL RISKS” section is amended by deleting the last sentence of the “Active Management Risk” factor, deleting the “Special Situations Risk” factor, and adding the following language as the last sentence of the “Foreign Investing Risk” factor:

“Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

In addition, the following risk factor is added to the “PRINCIPAL RISKS” section:

“¡ Liquidity Risk – Certain of the Portfolio’s investments, such as small cap stocks and foreign securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Loomis, Sayles & Company, L.P. (Loomis Sayles)

Portfolio Manager: Aziz V. Hamzaogullari, CFA, Vice President of Loomis Sayles, joined Loomis Sayles in 2010 and began managing the Portfolio in 2015.”

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Supplement Dated June 5, 2015

to the

Summary Prospectus for the International Growth Portfolio Dated May 1, 2015

The following information supplements the Summary Prospectus for the International Growth Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2015 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Sub-Adviser Change

On or about July 31, 2015, Pyramis Global Advisors, LLC (“Pyramis”) will replace Janus Capital Management LLC as the sub-adviser for the Fund’s International Growth Portfolio. Pyramis will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on May 13, 2015. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective July 31, 2015, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States. The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The adviser normally invests the Portfolio’s assets primarily in foreign common stocks and depositary receipts. While the adviser normally allocates the Portfolio’s assets across different countries and regions, the Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio invests primarily in large capitalization companies, but may invest in companies of any size. Although the Portfolio primarily invests its assets in issuers located outside the U.S., it also invests in U.S. issuers.

The adviser invests the Portfolio’s assets in companies it believes have high barriers to entry, structural growth drivers and above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B)

ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks. In buying and selling securities for the Portfolio, the adviser relies on fundamental analysis, which involves a “bottom up” assessment of a company’s potential for success in light of factors such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The Portfolio may reduce or sell its position in a particular holding when the adviser believes a stock is fully valued, barriers to entry erode, structural growth thesis no longer holds true, industry dynamics shift, or due to portfolio construction considerations.”

The “PRINCIPAL RISKS” section is amended to delete the last sentence of the “Equity Securities Risk” factor and add the following language as the last sentence of the “Foreign Investing Risk” factor:

“Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

In addition, the “Geographic Concentration Risk” factor in the “PRINCIPAL RISKS” section is revised as follows:

“¡ Geographic Concentration Risk – To the extent a relatively large percentage of the Portfolio’s assets are invested in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance could be more volatile than that of a more geographically diversified fund, and the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Pyramis Global Advisors, LLC (Pyramis)

Portfolio Manager: Jed Weiss, Portfolio Manager, began managing the Portfolio in 2015.”

Also, in connection with the appointment of Pyramis as sub-adviser for the Portfolio, the primary index for the Portfolio is changing from the MSCI® All Country World (ex-US) Growth Index (Gross) to the MSCI EAFE® (Europe-Australasia-Far East) Growth Index (Gross), effective July 31, 2015.

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Mid Cap Value Portfolio

Supplement Dated June 5, 2015

to the

Summary Prospectus for the Mid Cap Value Portfolio Dated May 1, 2015

The following information supplements the Summary Prospectus for the Mid Cap Value Portfolio (the “Portfolio”) of Northwestern Mutual Series Fund, Inc. dated May 1, 2015 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Manager Title Update

The Summary Prospectus is updated to reflect that Michael Liss, co-portfolio manager to the Portfolio, serves as Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., the sub-adviser for the Portfolio. Accordingly, the information relating to Mr. Liss set forth under the “PORTFOLIO MANAGEMENT” section is revised as follows:

“Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2004 and began managing the Portfolio in 2009.”

Please retain this Supplement for future reference.